ACQUISITIONS AND INTANGIBLE ASSETS, NET - Repurchase of Noncontrolling Interests (Details) $ in Millions	1 Months Ended
Nov. 30, 2021 USD ($)
Business Combination and Asset Acquisition [Abstract]
Cash consideration paid for repurchase of noncontrolling interest	$ 297.1